Thrivent Mutual Funds

Supplement to the Statement of Additional Information

dated February 28, 2013

with respect to

Thrivent Partner Worldwide Allocation Fund

The following changes are made effective immediately in the sections of the Statement of Additional Information describing Thrivent Partner Worldwide Allocation Fund (the “Fund”).

1.	The following information replaces the information regarding Ron Hua, Len Ioffe, Osman Ali, Takashi Suwabe, and Denis Suvorov in the table under “Other Accounts Managed by the GSAM Portfolio Managers” in the section about the Fund under “Investment Adviser, Investment Subadvisers, and Portfolio Managers.”

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (USD MM)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (USD MM)

Ron Hua	Registered Investment Companies	13	$4,157	0	$0
	Other Pooled Investment Vehicles	24	$7,250	0	$0
	Other Accounts	36	$8,679	6	$1,345

Len Ioffe	Registered Investment Companies	11	$3,671	0	$0
	Other Pooled Investment Vehicles	24	$7,250	0	$0
	Other Accounts	36	$8,679	6	$1,345

Osman Ali	Registered Investment Companies	11	$4,445	0	$0
	Other Pooled Investment Vehicles	23	$7,093	0	$0
	Other Accounts	36	$8,679	6	$1,345

Takashi Suwabe	Registered Investment Companies	2	$1,087	0	$0
	Other Pooled Investment Vehicles	17	$6,317	0	$0
	Other Accounts	25	$7,154	5	$1,168

Denis Suvorov	Registered Investment Companies	2	$1,087	0	$0
	Other Pooled Investment Vehicles	17	$6,317	0	$0
	Other Accounts	25	$7,154	5	$1,168

2.	The second sentence in the paragraph regarding GSAM serving as a subadviser to the Fund under “Investment Subadvisory Fees” under “Investment Adviser, Investment Subadvisers, and Portfolio Managers” is deleted and replaced with the following:

The fee payable for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of Thrivent Partner Worldwide Allocation Fund’s average daily net assets managed by GSAM; 0.45% of the next $200 million of the Fund’s average daily net assets managed by GSAM; and 0.40% of all of the Fund’s average daily net assets managed by GSAM in excess of $400 million.

The date of this Supplement is September 25, 2013.

Please include this Supplement with your Statement of Additional Information.

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